Stock-based compensation - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares Underlying Outstanding Options
Number of shares underlying outstanding options, beginning balance (in shares)	25,732,503	1,599,645	977,513
Number of shares underlying outstanding options, options assumed through acquisition (in shares)	823,114
Number of shares underlying outstanding options, options granted (in shares)	645,796	37,663,242	913,090
Number of shares underlying outstanding options, options exercised (in shares)	(2,155,348)	(12,221,364)	(8,545)
Number of shares underlying outstanding options, options cancelled (in shares)	(916,969)	(1,309,020)	(282,413)
Number of shares underlying outstanding options, ending balance (in shares)	24,129,096	25,732,503	1,599,645	977,513
Number of shares underlying outstanding options, vested and expected to vest (in shares)	24,129,096
Number of shares underlying outstanding options, exercisable (in shares)	9,332,369
Weighted- Ave rage Exercise Price per Share
Weighted average exercise price, beginning balance (in dollars per share)	$ 0.56	$ 6.58	$ 5.24
Weighted average exercise price, options assumed through acquisition (in dollars per share)	5.05
Weighted average exercise price, options granted (in dollars per share)	10.26	0.45	8.25
Weighted average exercise price, options exercised (in dollars per share)	0.22	0.20	5.96
Weighted average exercise price, options cancelled (in dollars per share)	0.30	1.58	7.31
Weighted average exercise price, ending balance (in dollars per share)	1.01	$ 0.56	$ 6.58	$ 5.24
Weighted average exercise price, options vested and expected to vest (in dollars per share)	1.01
Weighted average exercise price, options exercisable (in dollars per share)	$ 0.74
Weighted-Average Remaining Contractual Term (in years)
Stock options outstanding, weighted average remaining contractual term	8 years 7 months 6 days	9 years 6 months	8 years 9 months 18 days	9 years 6 months
Stock options assumed through acquisition, weighted average remaining contractual term	8 years 3 months 18 days
Stock options granted, weighted average remaining contractual term	9 years 3 months 18 days	9 years 4 months 24 days	7 years 6 months
Stock options exercised, weighted average remaining contractual term		9 years 6 months	6 months
Stock options vested and expected to vest, weighted average remaining contractual term	8 years 7 months 6 days
Stock options exercisable, weighted average remaining contractual term	8 years 6 months
Aggregate Intrinsic Value
Stock options outstanding, aggregate intrinsic value, beginning balance	$ 245,746	$ 3,020	$ 2,943
Stock options granted, aggregate intrinsic value	0	363,941	206
Stock options assumed through acquisition, aggregate intrinsic value	125
Stock options exercised, aggregate intrinsic value	10,742	121,106	21
Stock options cancelled, aggregate intrinsic value	4,492	0	330
Stock options outstanding, aggregate intrinsic value, ending balance	100,992	$ 245,746	$ 3,020	$ 2,943
Stock options vested and expected to vest, aggregate intrinsic value	100,992
Stock options exercisable, aggregate intrinsic value	$ 41,587